Note 11 - Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2014
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$105	$-	$-	$105
Debt securities:
U.S. government agencies	-	10,257	-	10,257
Municipals	-	15,590	-	15,590
Government sponsored mortgage-backed securities and SBA loan pools	-	60,516	-	60,516
Available-for-sale securities	$105	$86,363	$-	$86,468
As of December 31, 2013
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$99	$-	$-	$99
Debt securities:
U.S. government agencies	-	31,762	-	31,762
U.S. corporate	-	994	-	994
Municipals	-	13,493	-	13,493
Government sponsored mortgage-backed securities	-	51,345	-	51,345
Available-for-sale securities	$99	$97,594	$-	$97,693

Fair Value Measurements, Nonrecurring [Table Text Block]
Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2014	$-	$-	$4,076	$4,076
December 31, 2013	$-	$-	$10,305	$10,305
Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2014	$-	$-	$354	$354
December 31, 2013	$-	$-	$2,340	$2,340

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value December 31, 2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral dependent)	$4,076	Market Comparable	Discount to reflect realizable value	0%-34%	(16%)
Foreclosed assets held for sale	$354	Market Comparable	Discount to reflect realizable value	0%-32%	(21%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2014			December 31, 2013
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$12,493,890	$12,493,890	1	$12,303,200	$12,303,200	1
Held-to-maturity securities	60,993	62,619	2	79,162	81,089	2
Federal Home Loan Bank stock	3,156,900	3,156,900	2	2,885,100	2,885,100	2
Mortgage loans held for sale	1,214,632	1,214,632	2	623,432	623,432	2
Loans, net	486,586,636	487,244,753	3	464,379,854	466,057,001	3
Interest receivable	2,030,058	2,030,058	2	1,852,641	1,852,641	2
Financial liabilities:
Deposits	479,818,282	476,519,750	2	487,318,939	476,503,513	2
FHLB and Federal Reserve advances	60,350,000	61,615,252	2	55,350,000	57,185,083	2
Securities sold under agreements to repurchase	10,000,000	10,371,866	2	10,000,000	7,978,555	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	242,145	242,145	2	250,361	250,361	2
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-